Report Of The Directors Financial Review Capital Report - Capital narrative (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Report Of The Directors Financial Review Capital Report [Abstract]
Common equity tier one capital ratio	14.00%		14.50%
Increase (decrease) in common equity tier one capital	$ (5.1)
Decrease in common equity tier one capital, from foreign currency translation differences	5.5
Decrease in common equity tier one capital from share buy-back	2.0
Increase in common equity tier one capital, from increase in threshold deductions	1.2
Increase in common equity tier one capital from intangible asset deduction	1.1
Increase in common equity tier one capital, from profit, net of dividends	3.1
Increase in common equity tier one capital from IFRS 9 transition impact	$ 1.2
Pillar 2A requirement, percentage of risk weighted assets	2.90%	3.00%
Pillar 2A requirement, risk weighted assets, percentage met by CET1	1.60%	1.70%